Revenue - Concentration of Credit Risk (Details) - customer	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer concentration
Concentration Risk [Line Items]
Concentration Risk Threshold Percentage	10.00%		10.00%
Credit concentration
Concentration Risk [Line Items]
Concentration Risk Threshold Percentage			10.00%
Revenues | Customer concentration
Concentration Risk [Line Items]
Number of customers	3	2	3	4	3	4
Concentration Risk Threshold Percentage	53.03%	55.20%	66.70%	77.20%
Accounts receivable, net | Credit concentration
Concentration Risk [Line Items]
Number of customers			4		2	3
Concentration Risk Threshold Percentage			67.10%		73.50%